SHORT-TERM DEBT (Schedule of Short-Term Debt) (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Short-term Debt [Line Items]
Bank indebtedness		$ 0.2		$ 6.2
Commercial paper		1,145.2
Project financing		64.5
Short-term debt		1,209.9		46.8
US Operating Facility [Member]
Short-term Debt [Line Items]
Operating facility				31.7
Credit facility maximum borrowing capacity	$ 150.0		$ 150.0
US Operating Facility [Member] | Letter of Credit [Member]
Short-term Debt [Line Items]
Operating facility		0.7		0.6
Domestic Operating Facility [Member
Short-term Debt [Line Items]
Operating facility				$ 8.9
Credit facility maximum borrowing capacity		$ 25.0
Prime Rate [Member]
Short-term Debt [Line Items]
Effective rate	3.95%	3.95%	3.20%	3.20%